Intangibles	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Intangibles	Intangibles
Maintenance rights and lease premium, net
Maintenance rights and lease premium, net consisted of the following as of December 31, 2022 and 2021:

	As of December 31,
	2022	2021
Maintenance rights	$2,540,286	$3,292,007
Lease premium, net	824,167	1,152,513
	$3,364,453	$4,444,520
Movements in maintenance rights during the years ended December 31, 2022 and 2021 were as follows:

	Year Ended December 31,
	2022	2021
Maintenance rights at beginning of period	$3,292,007	$642,825
GECAS Transaction	—	2,790,324
EOL and MR contract maintenance rights expense (a)	(232,622)	(7,048)
MR contract maintenance rights write-off due to maintenance liability release (a)	(260,245)	(17,260)
EOL contract maintenance rights write-off due to cash receipt	(191,478)	(114,472)
EOL and MR contract maintenance rights write-off due to sale of aircraft	(67,376)	(2,362)
Maintenance rights at end of period	$2,540,286	$3,292,007

(a)    EOL and MR contract maintenance rights expense and MR contract maintenance rights write-off offset by maintenance liability release for the year ended December 31, 2022 included amounts related to the Ukraine Conflict. Refer to Note 5—Net charges related to Ukraine Conflict for further details.
The following tables present details of lease premium assets and related accumulated amortization as of December 31, 2022:

	As of December 31, 2022
	Gross carrying amount	Accumulated amortization	Net carrying amount
Lease premium	$1,044,915	$(220,748)	$824,167

	As of December 31, 2021
	Gross carrying amount	Accumulated amortization	Net carrying amount
Lease premium	$1,216,541	$(64,028)	$1,152,513

Lease premium assets that are fully amortized are removed from the gross carrying amount and accumulated amortization columns in the tables above. The weighted average amortization period remaining for lease premium is 5.8 years.
During the years ended December 31, 2022 and 2021, we recorded amortization expense for lease premium assets of $223.8 million and $48.2 million respectively.
As of December 31, 2022, the estimated future amortization expense for lease premium assets was as follows:

Estimated amortization expense
2023	$180,299
2024	168,306
2025	126,742
2026	107,247
2027	89,156
Thereafter	152,417
$824,167
Other intangibles
Other intangibles consisted of the following as of December 31, 2022 and 2021:

	As of December 31,
	2022	2021
Customer relationships, net	$177,235	$198,412
Other intangible assets	7,975	10,467
	$185,210	$208,879
The following tables present details of customer relationships and related accumulated amortization as of December 31, 2022 and 2021:

	As of December 31, 2022
	Gross carrying amount	Accumulated amortization	Net carrying amount
Customer relationships	$360,000	$(182,765)	$177,235

	As of December 31, 2021
	Gross carrying amount	Accumulated amortization	Net carrying amount
Customer relationships	$360,000	$(161,588)	$198,412
During the years ended December 31, 2022, 2021 and 2020, we recorded annual amortization expense for customer relationships of $21.2 million. The weighted average amortization period remaining for customer relationships is 8.4 years.
As of December 31, 2022, the estimated future amortization expense for customer relationships for the next five years is $21.2 million per year and $71.4 million in aggregate for the years thereafter.